Dividend Per Common Share - Summary of Dividend Per Common Share (Detail) - € / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of dividend per common share [line items]
Dividend per common share	€ 0.35	€ 0.3	€ 0.23
Interim Dividend 2022 [Member]
Disclosure of dividend per common share [line items]
Dividend per common share			0.11
Interim Dividend 2023 [Member]
Disclosure of dividend per common share [line items]
Dividend per common share		0.14
Interim Dividend 2024 [Member]
Disclosure of dividend per common share [line items]
Dividend per common share	0.16
Final Dividend 2022 [Member]
Disclosure of dividend per common share [line items]
Dividend per common share			€ 0.12
Final Dividend 2023 [Member]
Disclosure of dividend per common share [line items]
Dividend per common share		€ 0.16
Final Dividend 2024 [Member]
Disclosure of dividend per common share [line items]
Dividend per common share	€ 0.19